Digital Assets	6 Months Ended
Jun. 30, 2025
Digital Assets [Abstract]
DIGITAL ASSETS

3. DIGITAL ASSETS

The Company measures digital assets at fair value as of each reporting period. For the six months ended June 30, 2025, the Company recognized an unrealized fair value gain of $15.07 million on its holdings of digital assets. For the same period in 2024, the Company recorded an unrealized fair value loss of $4.60 million. Realized gain on sales of digital assets recorded for the six months ended June 30, 2025 and 2024 was $2.43 million and $22.98 million, respectively.

The balance of the Company’s digital assets consisted of the following:

	As of June 30, 2025
	Quantity	Cost Basis	Fair Value

Bitcoin	1,532	148,692	163,718
USDT	7,502,932	7,503	7,549
Others	42,333	91	93
Total		156,286	171,360

	As of December 31, 2024
	Quantity	Cost Basis	Fair Value

Bitcoin	1,313	87,457	125,048
USDT	4,800,082	4,802	4,817
Others	46,233	77	75
Total		92,336	129,940

The cost basis of digital assets represents the fair value of digital assets at the time of service contract inception, the fair value of digital assets purchased upon receipt in an exchange for another digital assets, and the cost of digital assets purchased upon receipt in an exchange for fiat currency.

The following table presents the movement for digital assets of the Company for the six months ended June 30, 2025 and 2024:

	BTC	USDT	Others	Total

Balance as of January 1, 2025	125,048	4,817	75	129,940
Digital assets received from customers for products and services	116,958	57,505	23	174,486
Revenue generated from Bitcoin self-mining operation	32,357	-	-	32,357
Converted (to)/from other digital assets or fiat cash, net	(69,768)	3,433	2	(66,333)
Costs and expenses (paid)/prepaid in digital assets	(70,019)	(60,815)	-	(130,834)
Unrealized fair value changes	15,015	66	(7)	15,074
Realized gain on sale/exchange of Bitcoins	2,426	-	-	2,426
Digital assets from borrowings	-	5,000	-	5,000
Digital assets pledged to lender or supplier	(31,331)	-	-	(31,331)
Digital assets pledged from customers	43,032	-	-	43,032
Purchase of mining equipment	-	(2,457)	-	(2,457)
Balance as of June 30, 2025	163,718	7,549	93	171,360

	BTC	USDT	Others	Total

Balance as of December 31, 2023	43,896	61	21	43,978
Cumulative effect of the adoption of ASU2023-08	6,436	-	-	6,436
Balance as of January 1, 2024	50,332	61	21	50,414
Digital assets received from customers for products and services	98,832	66,582	10	165,424
Revenue generated from Bitcoin self-mining operation	111,130	-	-	111,130
Converted (to)/from other digital assets or fiat cash, net	(55,796)	(60,842)	6	(116,632)
Costs and expenses (paid)/prepaid in digital assets	(116,622)	(5,534)	77	(122,079)
Unrealized fair value changes	(4,608)	2	3	(4,603)
Realized gain on sale/exchange of Bitcoins	22,762	220	-	22,982
Balance as of June 30, 2024	106,030	489	117	106,636

The net income received or to be received by digital assets, as presented in unaudited interim condensed consolidated statement of cash flow, consists of following item (a), (b) and (c).

The following table provides the reconciliation between net income and the movement of digital assets of the Company for the six months ended June 30, 2025 and 2024:

	For the Six Months Ended June 30,
	2025	2024

DIGITAL ASSETS FROM OPERATING ACTIVITIES

Revenue recognized from selling products and services which was settled or will be settled in digital assets (a)	158,838	162,702
Adjusted by the changes of operating assets and liabilities:
Accounts receivable to be settled in digital assets	(7,663)	1,224
Contract liabilities received in digital assets	23,311	1,498
Digital assets received from customers for products and services	174,486	165,424

Revenue recognized from Bitcoin self-mining operation (b)	32,357	111,130

Cost and expenses settled or to be settled by digital assets (c)	(98,881)	(112,043)
Adjusted by the changes of operating assets and liabilities:
Prepayments made in digital assets to suppliers	(5,720)	(10,731)
Accounts payable to be settled in digital assets	(13,986)	(5)
Payments made in digital assets by a related party on behalf of Company	(11,141)	-
Other receivables to be settled in digital assets	(4,881)	92
Other payables to be settled in digital assets	3,682	813
Inventories	43	(205)
Costs and expenses paid in digital assets	(130,834)	(122,079)

Unrealized fair value loss of digital assets	15,074	(4,603)
Realized gain on sale of digital assets	2,426	22,982
Net digital assets provided by operating activities	93,509	172,854

DIGITAL ASSETS FROM INVESTING ACTIVITIES
Sales of digital assets in exchange for fiat cash	(76,833)	(130,643)
Digital assets purchased by fiat cash	10,500	14,011
Digital asset collateral, net	11,701	-
Purchase of mining equipment	(2,457)	-
Net digital assets used in investing activities	(57,089)	(116,632)

DIGITAL ASSETS FROM FINANCING ACTIVITIES
Proceeds from long-term loans	5,000	-
Net digital assets provided by financing activities	5,000	-

Adjustments on the opening balance for adoption of ASU 2023-08	-	6,436

Net increase in digital assets	41,420	62,658
Digital assets at the beginning of the periods	129,940	43,978
Digital assets at the end of the periods	171,360	106,636